Recent Accounting Pronouncements Accounting Pronouncements - Narrative (Details) - Accounting Standards Update 2014-09 - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in cost of goods and services sold	$ 73,600,000	$ 202,400,000
Cumulative effect of new accounting principle in period of adoption			$ 0
Increase in other current assets	1,400,000	1,400,000
Decrease In accounts receivable	1,400,000	1,400,000
Voyage charter revenues
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in voyage charter revenue	$ 73,600,000	$ 202,400,000